Financial risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 2,404,967	$ 2,414,935
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on debt	$ 110,000	119,600
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 347,933	0
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on debt	$ 3,500	0
Unsecured notes | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	2,277,293	2,273,881
Other limited recourse debt facilities | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	127,674	141,054
Term Loan A at SOFR plus applicable margin | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 347,933	$ 0